Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

			Estimated Useful
	September 30, 2025	December 31, 2024	Lives (Years)

Equipment	$205,354	$128,830	5
Accumulated depreciation	(112,503)	(94,727)
Total property and equipment - net	$92,851	$34,103

			Estimated Useful
	December 31, 2024	December 31, 2023	Lives (Years)

Equipment	$128,830	$128,830	5
Accumulated depreciation	(94,727)	(72,672)
Total property and equipment - net	$34,103	$56,158

Schedule of depreciation expense

Three Months Ended		Nine Months Ended
September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
$8,476	$5,280	$17,776	$17,313